Interest expense (Tables)	12 Months Ended
Dec. 31, 2015
Interest Expense [Abstract]
Schedule of Debt

	Year ended December 31
(In US$ millions)	2015	2014	2013
Gross interest expense	475	548	540
Capitalized interest	(60)	(70)	(95)
Net interest expense	415	478	445